VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 5.4%
Tenaris SA (ADR)	6,883,081	$206,974,246
United Kingdom: 4.6%
TechnipFMC Plc (USD) * ‡	23,010,341	178,330,143
United States: 90.0%
Baker Hughes Co.	8,943,273	325,624,570
Cactus, Inc. ‡	2,986,223	169,438,293
ChampionX Corp. *	6,969,430	170,611,646
Core Laboratories NV	2,098,713	66,382,292
DMC Global, Inc. *	658,027	20,069,823
Dril-Quip, Inc. *	1,699,245	63,466,801
Expro Group Holdings NV * †	5,151,146	91,587,376
Halliburton Co.	13,218,958	500,601,939
Helix Energy Solutions Group, Inc. *	7,405,849	35,399,958
Helmerich & Payne, Inc.	4,135,321	176,909,032
Liberty Oilfield Services, Inc. *	6,406,529	94,944,760
Nabors Industries Ltd. * ‡	448,519	68,497,822
NexTier Oilfield Solutions, Inc. *	8,019,096	74,096,447
NOV, Inc.	9,022,242	176,926,166
Oceaneering International, Inc. * ‡	5,040,606	76,415,587
	Number of Shares	Value
United States (continued)
Oil States International, Inc. *	2,997,682	$20,833,890
Patterson-UTI Energy, Inc. ‡	10,961,502	169,684,051
ProPetro Holding Corp. *	4,160,497	57,955,723
RPC, Inc. *	9,633,501	102,789,456
Schlumberger NV	17,925,764	740,513,311
Select Energy Services, Inc. * ‡	5,027,437	43,085,135
Transocean Ltd. * ‡	34,889,662	159,445,755
US Silica Holdings, Inc. * ‡	4,253,233	79,365,328
		3,484,645,161
Total Common Stocks (Cost: $3,288,242,918)		3,869,949,550

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $238)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	238	238
Total Investments: 100.0% (Cost: $3,288,243,156)		3,869,949,788
Other assets less liabilities: 0.0%		591,259
NET ASSETS: 100.0%		$3,870,541,047

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,574,814.
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VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	14.9%	$574,536,660
Oil & Gas Equipment & Services	85.1	3,295,412,890
	100.0%	$3,869,949,550

Transactions in securities of affiliates for the period ended March 31, 2022:

	Value 12/31/2021		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022
Cactus, Inc.	$	–(a)	$57,830,047	$(37,608,847)	$5,090,542	$292,538	$44,211,767	$169,438,293
Nabors Industries Ltd.		35,558,614	24,690,546	(23,435,485)	4,634,284	–	27,049,862	68,497,821
Oceaneering International, Inc.		–(a)	30,078,004	(23,894,397)	(597,333)	–	17,941,310	76,415,587
Patterson-UTI Energy, Inc.		100,436,962	68,006,147	(79,758,478)	21,211,725	482,529	59,787,695	169,684,051
Select Energy Services, Inc.		33,115,316	18,660,035	(20,360,259)	3,049,843	–	8,620,200	43,085,135
TechnipFMC Plc		–(a)	80,583,399	(23,408,629)	921,803	–	30,068,075	178,330,143
Transocean Ltd.		89,632,915	56,488,265	(45,099,973)	7,470,864	–	50,953,684	159,445,755
US Silica Holdings, Inc.		36,741,836	23,096,617	(18,067,583)	1,775,264	–	35,819,194	79,365,328
		$295,485,643	$359,433,060	$(271,633,651)	$43,556,992	$775,067	$274,451,787	$944,262,113

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
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